Property, Plant and Equipment - Components of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Capitalized interest	$ 2.0	$ 3.2	$ 1.7
Net book value of disposals	15.0
Net book value of disposals, usage of replacement parts	13.1
Net book value of disposals, impairment charges	0.5
Net book value of disposals, disposal of assets no longer in use	1.4
Buildings [Member]
Property, Plant and Equipment [Line Items]
Buildings held for sale	$ 4.5